APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

		Shares	Fair Value
97.61%	COMMON STOCKS

2.36%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$565,187
	Charter Communications, Inc. - Class A*	854	635,419

			1,200,606
12.62% CONSUMER DISCRETIONARY
AutoZone, Inc.*	413	670,534
Booking Holdings, Inc.*	200	435,652
BorgWarner, Inc.	15,933	780,398
Darden Restaurants, Inc.	3,008	438,807
Hanesbrands, Inc.	42,843	782,313
Hasbro, Inc.	3,986	396,368
Kohl's Corp.	14,635	743,458
Marriott International, Inc. - Class A	3,700	540,126
O'Reilly Automotive, Inc.*	1,343	810,957
PulteGroup, Inc.	15,141	830,787

		6,429,400

8.52% CONSUMER STAPLES
Church & Dwight Co., Inc.	6,606	571,948
The J.M. Smucker Co.	4,755	623,428
Monster Beverage Corp.*	7,906	745,693
Tyson Foods, Inc. - Class A	6,890	492,359
Unilever, N.V.	5,804	333,904
Walgreens Boots Alliance, Inc.	22,019	1,038,196
Walmart, Inc.	3,748	534,277

		4,339,805

0.47%	ENERGY
	Chevron Corp.	2,338	238,032
19.61%	FINANCIALS

	Ally Financial, Inc.	18,788	964,952
	American Express Co.	4,786	816,157
	Ameriprise Financial, Inc.	3,915	1,008,347
	Capital One Financial Corp.	7,020	1,135,134
	Discover Financial Services	6,000	745,920
	Huntington Bancshares, Inc.	37,286	524,987
	JPMorgan Chase & Co.	3,098	470,214
	Morgan Stanley	9,602	921,600
	The PNC Financial Services Group, Inc.	3,348	610,709
	Prudential Financial, Inc.	11,281	1,131,259
	S&P Global, Inc.	1,296	555,621
	State Street Corp.	3,000	261,420
	The Travelers Companies, Inc.	3,064	456,291
	Truist Financial Corp.	7,194	391,569

			9,994,180

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Shares	Fair Value
13.45% HEALTH CARE

AbbVie, Inc.	6,390	743,157
Amgen, Inc.	2,512	606,748
Anthem, Inc.	1,984	761,876
Cerner Corp.	7,372	592,635
HCA Healthcare, Inc.	4,350	1,079,670
Johnson & Johnson	3,366	579,625
Merck & Co., Inc.	8,111	623,493
Molina Healthcare, Inc.*	3,376	921,682
Novartis AG	1,731	159,927
Organon & Co.*	811	23,527
Stryker Corp.	2,822	764,593

		6,856,933

6.52% INDUSTRIAL
Allison Transmission Holdings, Inc.	12,204	487,062
Raytheon Co.	4,974	432,489
Sensata Technologies Holding PLC*	12,693	744,064
TransDigm Group, Inc.	928	594,931
Union Pacific Corp.	2,751	601,809
Verisk Analytics, Inc.	2,431	461,744
		3,322,099

23.55% INFORMATION TECHNOLOGY
Alphabet Inc. - Class A*	369	994,282
Arrow Electronics, Inc.*	4,573	542,221
Broadcom, Inc.	2,012	976,625
CDW Corp.	4,376	802,340
Cisco Systems, Inc.	6,848	379,174
Fidelity National Information Services, Inc.	3,902	581,593
Fiserv, Inc.*	5,293	609,277
FleetCor Technologies, Inc.*	1,000	258,220
Intel Corp.	10,470	562,448
Jabil, Inc.	10,000	595,400
KLA Corp.	3,437	1,196,626
Leidos Holdings, Inc.	5,161	549,234
Mastercard Inc. - Class A	1,820	702,411
ON Semiconductor Corp.*	29,636	1,157,582
Qorvo, Inc.*	4,904	929,749
Visa, Inc. - Class A	2,818	694,327
The Western Union Co.	20,194	468,703

		12,000,212

4.22% MATERIALS
Celanese Corp. - Class A	6,180	962,659
LyondellBasell Industries NV Class A	3,374	335,139
The Sherwin-Williams Co.	2,940	855,628

		2,153,426

1.74% REAL ESTATE
Medical Properties Trust, Inc.	24,004	504,804
Omega Healthcare Investors, Inc.	10,510	381,303

		886,107

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

		Shares	Fair Value
1.03%	TELECOMMUNICATIONS

	Verizon Communications, Inc.	9,434	526,229
3.52%	UTILITIES

	The AES Corp.	29,071	688,983
	Public Services Enterprise Group, Inc.	5,924	368,651
	UGI Corp.	7,666	352,559
	Vistra Energy Corp.	19,988	382,770

			1,792,963

97.61%	TOTAL COMMON STOCKS		49,739,992
1.67%	EXCHANGE TRADED FUNDS

1.67%	LARGE CAP
	Applied Finance Valuation Large Cap ETF*	32,100	852,261
0.65%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%	331,027	331,027

99.93%	TOTAL INVESTMENTS		50,923,280
0.07%	Other assets, net of liabilities		35,533

100.00%	NET ASSETS		$50,958,813

* Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$49,739,992	$-	$-	$49,739,992
ETF Funds	$852,261			$852,261
Money Market	$331,027			$331,027
Total Investments	$50,923,280	$-	$-	$50,923,280

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,700,690 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$19,504,511
	Gross unrealized depreciation			(281,921)

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Shares	Fair Value

Net unrealized appreciation	$19,222,590